Shareholder Report, Average Annual Return (Details) 194901_Aristotle Ultra Short Income Fund_Class H_TSR Annual {Class H}	4 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class H (without sales charge)
Average Annual Return, Percent	1.09%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.29%
Bloomberg Short Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Total Return Index
Average Annual Return, Percent	1.11%